Cost Method Investment (Details Textual)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 USD ($)	Jan. 31, 2015 USD ($)	Jan. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)
Cost Method Investment (Textual)
Additional paid in capital	$ 75,254,730	¥ 500,000,000
Total registered capital					$ 143,993,250	¥ 1,000,000,000
Investment amount	3,599,831		¥ 25,000,000
Cost method investment	$ 3,599,831			$ 3,851,071